Short-Term Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-Term Borrowings [Line Items]
Weighted average interest rate	3.11%	3.38%
Other short term borrowings (in Dollars)		$ 2,541	$ 212
Repaid amount (in Dollars)
Minimum [Member]
Short-Term Borrowings [Line Items]
Interest rate percentage	3.00%	3.20%
Interest rate		4.90%
Maximum [Member]
Short-Term Borrowings [Line Items]
Interest rate percentage	3.17%	3.55%
Interest rate		4.96%